Exhibit 99.1

KPMG LLP Suite 900 8350 Broad Street McLean, VA 22102

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Ready Capital Corporation (the “Company”)

J.P. Morgan Securities LLC

Credit Suisse Securities (USA) LLC

Deutsche Bank Securities Inc.

Goldman Sachs & Co. LLC

Piper Sandler & Co.

Amherst Pierpont Securities LLC

Performance Trust Capital Partners, LLC
(together, the “Specified Parties”):

Re: Ready Capital Mortgage Financing 2022-FL10, LLC – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled ‘RCMF 2022-FL10 - Accounting Tape -09_30_2022.xlsx’ provided by the Company on September 30, 2022 (the “Data File”), containing information on 54 mortgage loans and the related 85 mortgaged properties as of September 15, 2022 (the “Cut-off Date”), which we were informed are intended to be included as collateral in the offering by Ready Capital Mortgage Financing 2022-FL10, LLC. The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.
•	The term “Loan Files” means the copies of source documents provided by the Company and listed in Attachment A. We make no representation regarding the validity or accuracy of these documents.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with KPMG International Limited, a private English company limited by guarantee.

•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform comparison procedures for and are listed in Attachment A.

•	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures for and are listed in Attachment B.
•	The term “Calculation Methodology” means the formula listed in the Calculation Methodology field of the Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.
•	The term “Assumed SOFR” means the Average SOFR rate of 2.2800% and the Term SOFR rate of 2.5200%, which we were instructed to use by the Company where applicable in the Calculation Methodology.
•	The term “Provided Information” means the Loan Files, Calculation Methodology, and Assumed SOFR.

Prior to being provided the Data File, we received one or more earlier versions of the data file on which to perform our procedures. In performing those procedures, we identified differences which were communicated to the Specified Parties. The Data File represents the revised information reflecting resolution of differences communicated as determined appropriate by the Specified Parties. We performed the procedures on the Data File, and the results of those procedures are reflected herein.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.	We compared the Compared Attributes in the Data File to the corresponding information included in the Loan Files. The Specified Parties indicated that the absence of any of the information in the Loan Files or the inability to agree the indicated information from the Data File to the Loan Files for each of the attributes identified, utilizing the Instructions as applicable, constituted an exception. The document priority is the order provided by the Company, which is listed in the “Source Document(s)” column in Attachment A, with the highest priority document listed first.

B.	We recomputed the Recomputed Attributes in the Data File using (i) the corresponding information contained in the Data File and (ii) the Calculation Methodology.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the mortgage loans and related mortgage properties, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

2

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the mortgage loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such mortgage loans being securitized, (iii) the compliance of the originator of the mortgage loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the mortgage loans and related mortgage properties that would be material to the likelihood that the issuer of the notes will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

 McLean, Virginia

 September 30, 2022

3

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document(s)
Mortgage Loan Type	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Property Address	Appraisal
Property City	Appraisal
Property State	Appraisal
Property Zip Code	Appraisal
Property County	Appraisal
Year Built	Appraisal, Engineering Report
Year Renovated	Appraisal, Engineering Report
Property Type	Appraisal
Specific Property Type	Appraisal
No of Units	Certified Rent Roll, Underwritten Rent Roll, STR Report, Appraisal
Unit of Measure	Certified Rent Roll, Underwritten Rent Roll, STR Report, Appraisal
Occupancy %	Certified Rent Roll, Underwritten Rent Roll, STR Report
Occupancy Source Date	Certified Rent Roll, Underwritten Rent Roll, STR Report
Loan Purpose (Acquisition, Refinance, DPO)	Settlement Statement, Sale Purchase Agreement
Assumed Loan (Y/N)	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Borrower Name	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Principals (Individuals)	Loan Agreement, Promissory Note, Guaranty Agreement, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Organization Chart

Attribute	Source Document(s)
Related Borrower (Y/N)	Loan Agreement, Promissory Note, Guaranty Agreement, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Note Date	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
First Payment Date	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Fully Funded Whole Loan Mortgage Original Balance ($)	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Initial Funded Amount ($)	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Future Funding Trigger / Requirements	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Current Fully Funded Whole Loan Mortgage Balance	Servicing Schedule provided by the Company
Whole Loan Mortgage Cut-off Date Balance ($)	Servicing Schedule provided by the Company
Mortgage Loan Cut-off Date Balance ($)	Servicing Schedule provided by the Company
Initial Maturity Date	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement, Extension Notice
Extension Options	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement, Extension Notice
Extension Options Description	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement, Extension Notice
1st Extension Option Description	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement, Extension Notice

Attribute	Source Document(s)
First Extension Fee %	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement, Extension Notice
First Extension Period (Months)	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement, Extension Notice
First Extension Cap	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement, Extension Notice
2nd Extension Option Description	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement, Extension Notice
Second Extension Fee %	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement, Extension Notice
Second Extension Period (Months)	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement, Extension Notice
Second Extension Cap	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement, Extension Notice
3rd Extension Option Description	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement, Extension Notice
Third Extension Fee %	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement, Extension Notice
Third Extension Period (Months)	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement, Extension Notice

Attribute	Source Document(s)
Third Extension Cap	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement, Extension Notice
4th Extension Option Description	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement, Extension Notice
Fourth Extension Fee %	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement, Extension Notice
Fourth Extension Period (Months)	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement, Extension Notice
Fourth Extension Cap	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement, Extension Notice
5th Extension Option Description	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement, Extension Notice
Fifth Extension Fee %	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement, Extension Notice
Fifth Extension Period (Months)	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement, Extension Notice
Fifth Extension Cap	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement, Extension Notice
Exit Fee %	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement

Attribute	Source Document(s)
Exit Fee Balance	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Fully Extended Maturity Date	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement, Extension Notice
Rate Type	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement, Extension Notice
Index for Floating Rate	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Whole Loan Mortgage Margin %	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Mortgage Loan Margin %	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Junior Participation Margin	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Rounding Factor	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Time of Rounding (Before Spread, After Spread)	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Rounding Direction	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Lookback Period	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Benchmark Cap Provider	Rate Cap Agreement, Rate Cap Confirmation
Benchmark Cap Provider Rating (SP/Moody)	Bloomberg Screenshot
Benchmark Cap Termination Date	Rate Cap Agreement, Rate Cap Confirmation

Attribute	Source Document(s)
Benchmark Cap Notional Amount	Rate Cap Agreement, Rate Cap Confirmation
Benchmark Floor %	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Benchmark Cap Strike Price %	Rate Cap Agreement, Rate Cap Confirmation, Loan Agreement, Mezzanine Loan Agreement
B Note / Mezz Loan %	Loan Agreement, Subordinate Debt Loan Agreement, Mezzanine Debt Loan Agreement, Subordinate Promissory Note, Mezzanine Promissory Note
Interest Accrual Basis	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Interest Rate Change	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Interest Rate Change Amount	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Interest Rate Change Trigger	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Grace Period Default (Days)	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Grace Period Late (Days)	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Grace Period Balloon (Days)	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Original Prepayment Provision	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Remaining Prepayment Provision	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement

Attribute	Source Document(s)
Original Yield Maintenance or Minimum Interest Term	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Rate for Prepayment Protection	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Partial Release and/or Partial Prepayment (Y/N)	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Partial Release and/or Prepayment Description	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Amortization Type During Initial Term	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Amortization Type During Extensions	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Amortization Type	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
IO Number of Months	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
IO Number of Months through Fully Extended Loan Term	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Amortization Style	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Amort Number of Months	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Amortization Rate	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Amortization Rate Mechanics	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement

Attribute	Source Document(s)
Amortization Basis	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Origination Date Appraisal Date	Appraisal
Origination Date Appraised Value	Appraisal
Appraisal Valuation Date	Appraisal
As-Is Appraised Value	Appraisal
Stabilized Appraised Value	Appraisal
Appraisal Anticipated Stabilization Date	Appraisal
USPAP Appraisal (Y/N)	Appraisal
FIRREA Appraisal (Y/N)	Appraisal
Third Most Recent As Of Date	Underwritten Cash Flow Statement
Third Most Recent Actual Revenues	Underwritten Cash Flow Statement
Third Most Recent Actual Expenses	Underwritten Cash Flow Statement
Third Most Recent Actual NOI	Underwritten Cash Flow Statement
Third Most Recent Actual NCF	Underwritten Cash Flow Statement
Second Most Recent As Of Date	Underwritten Cash Flow Statement
Second Most Recent Actual Revenues	Underwritten Cash Flow Statement
Second Most Recent Actual Expenses	Underwritten Cash Flow Statement
Second Most Recent Actual NOI	Underwritten Cash Flow Statement
Second Most Recent Actual NCF	Underwritten Cash Flow Statement
Most Recent As Of Date	Underwritten Cash Flow Statement
Most Recent Actual Revenues	Underwritten Cash Flow Statement
Most Recent Actual Expenses	Underwritten Cash Flow Statement
Most Recent Actual NOI	Underwritten Cash Flow Statement
Most Recent Actual NCF	Underwritten Cash Flow Statement
Underwritten Occupancy %	Underwritten Cash Flow Statement
Underwritten Revenues	Underwritten Cash Flow Statement

Attribute	Source Document(s)
Underwritten Expenses	Underwritten Cash Flow Statement
Underwritten NOI	Underwritten Cash Flow Statement
Underwritten Reserves	Underwritten Cash Flow Statement
Underwritten NCF	Underwritten Cash Flow Statement
Appraisal Stabilized Occupancy %	Underwritten Cash Flow Statement
Appraisal Stabilized Revenues	Underwritten Cash Flow Statement
Appraisal Stabilized Expenses	Underwritten Cash Flow Statement
Appraisal Stabilized NOI	Underwritten Cash Flow Statement
Appraisal Stabilized Reserves	Underwritten Cash Flow Statement
Appraisal Stabilized NCF	Underwritten Cash Flow Statement
Lien Position	Title Policy
Full Recourse (Y/N/Partial)	Guaranty Agreement, Loan Agreement
Recourse Provisions	Guaranty Agreement, Loan Agreement
Recourse Carveout Guarantor	Guaranty Agreement, Loan Agreement
Title Vesting (Fee/Leasehold/Both)	Title Policy
Ground Lease Payment (Annual)	Ground Lease, Estoppel
Ground Lease Initial Expiration Date	Ground Lease, Estoppel
Ground Lease Extension (Y/N)	Ground Lease, Estoppel
# of Ground Lease Extension Options	Ground Lease, Estoppel
Ground Lease Expiration Date with Extension	Ground Lease, Estoppel
Type of Lockbox	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Cash Management (Springing/In-place)	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement, Cash Management Agreement, Tenant Direction Letter

Attribute	Source Document(s)
Cash Management Trigger Event	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement, Cash Management Agreement
Cash Sweep Trigger Event	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement, Cash Management Agreement
Upfront Engineering/Deferred Maintenance Escrow	Loan Agreement, Cash Management Agreement, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement, Settlement Statement
Engineering/Deferred Maintenance Escrow (Cut-off Date)	Settlement Statement, Servicing Tape provided by the Company, Servicing Screenshot
Upfront Environmental Escrow	Loan Agreement, Cash Management Agreement, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement, Settlement Statement
Environmental Escrow (Cut-off Date)	Settlement Statement, Servicing Tape provided by the Company, Servicing Screenshot
Upfront Tax Escrow	Loan Agreement, Cash Management Agreement, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement, Settlement Statement
Tax Escrow (Cut-off Date)	Settlement Statement, Servicing Tape provided by the Company, Servicing Screenshot
Tax Escrow (Monthly)	Loan Agreement, Cash Management Agreement, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement, Settlement Statement, Servicing Tape provided by the Company, Servicing Screenshot
Tax Escrow Cap	Loan Agreement, Cash Management Agreement, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Springing Tax Escrow Description	Loan Agreement, Cash Management Agreement, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement

Attribute	Source Document(s)
Upfront Insurance Escrow	Loan Agreement, Cash Management Agreement, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement, Settlement Statement
Insurance Escrow (Cut-off Date)	Settlement Statement, Servicing Tape provided by the Company, Servicing Screenshot
Insurance Escrow (Monthly)	Loan Agreement, Cash Management Agreement, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement, Settlement Statement, Servicing Tape provided by the Company, Servicing Screenshot
Insurance Cap	Loan Agreement, Cash Management Agreement, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Springing Insurance Escrow Description	Loan Agreement, Cash Management Agreement, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Upfront Replacement Reserve	Loan Agreement, Cash Management Agreement, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement, Settlement Statement
Replacement Reserve (Cut-off Date)	Settlement Statement, Servicing Tape provided by the Company, Servicing Screenshot
Replacement Reserve (Monthly)	Loan Agreement, Cash Management Agreement, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement, Settlement Statement, Servicing Tape provided by the Company, Servicing Screenshot
Replacement Reserve Cap	Loan Agreement, Cash Management Agreement, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Springing Replacement Reserve Description	Loan Agreement, Cash Management Agreement, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement, Settlement Statement

Attribute	Source Document(s)
Upfront TI/LC Reserve	Loan Agreement, Cash Management Agreement, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement, Settlement Statement
TI/LC Reserve (Cut-off Date)	Settlement Statement, Servicing Tape provided by the Company, Servicing Screenshot
Monthly TI/LC Reserve ($)	Loan Agreement, Cash Management Agreement, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement, Settlement Statement, Servicing Tape provided by the Company, Servicing Screenshot
TI/LC Reserve Cap ($)	Loan Agreement, Cash Management Agreement, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Springing TI/LC Reserve Description	Loan Agreement, Cash Management Agreement, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Upfront Other Reserve 1 ($)	Loan Agreement, Cash Management Agreement, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement, Settlement Statement
Cut-off Other Reserve 1 ($)	Settlement Statement, Servicing Tape provided by the Company, Servicing Screenshot
Other Escrow 1 (Monthly)	Loan Agreement, Cash Management Agreement, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Other Escrow 1 Cap	Loan Agreement, Cash Management Agreement, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Other (Springing) Escrow Reserve 1 Description	Loan Agreement, Cash Management Agreement, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Upfront Other Reserve 2 ($)	Loan Agreement, Cash Management Agreement, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement

Attribute	Source Document(s)
Cut-off Other Reserve 2 ($)	Settlement Statement, Servicing Tape provided by the Company, Servicing Screenshot
Other Escrow 2 (Monthly)	Loan Agreement, Cash Management Agreement, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Other Escrow 2 Cap	Loan Agreement, Cash Management Agreement, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Other (Springing) Escrow Reserve 2 Description	Loan Agreement, Cash Management Agreement, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Engineering Report Date	Engineering Report
Environmental Report Date (Phase I)	Environmental Report
Environmental Report Date (Phase II)	Environmental Report
Environmental Insurance (Y/N)	Insurance Binder
Seismic Report Date	Seismic Report, Engineering Report
Seismic PML %	Seismic Report, Engineering Report
Seismic Insurance Obtained if PML >= 20% (Y/N)	Seismic Report, Engineering Report
Single-Tenant (Y/N)	Underwritten Rent Roll Statement
Property Manager	Management Agreement, Loan Agreement
TIC (Y/N)	Loan Agreement, TIC Agreement, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Max Number of TICs	Loan Agreement, TIC Agreement, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Single Purpose Borrower (Y/N)	Loan Agreement, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Independent Director (Y/N)	Loan Agreement, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement

Attribute	Source Document(s)
Borrower Non Consolidation Opinion (Y/N)	Non Consolidation Opinion
DST (Y/N)	Loan Agreement, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
IDOT (Y/N)	Loan Agreement, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Largest Tenant Name	Underwritten Rent Roll Statement
Largest Tenant SqFt	Underwritten Rent Roll Statement
Largest Tenant Exp Date	Underwritten Rent Roll Statement
2nd Largest Tenant Name	Underwritten Rent Roll Statement
2nd Largest Tenant SqFt	Underwritten Rent Roll Statement
2nd Largest Tenant Exp Date	Underwritten Rent Roll Statement
3rd Largest Tenant Name	Underwritten Rent Roll Statement
3rd Largest Tenant SqFt	Underwritten Rent Roll Statement
3rd Largest Tenant Exp Date	Underwritten Rent Roll Statement
4th Largest Tenant Name	Underwritten Rent Roll Statement
4th Largest Tenant Sqft	Underwritten Rent Roll Statement
4th Largest Tenant Exp Date	Underwritten Rent Roll Statement
5th Largest Tenant Name	Underwritten Rent Roll Statement
5th Largest Tenant Sqft	Underwritten Rent Roll Statement
5th Largest Tenant Exp Date	Underwritten Rent Roll Statement
Senior Debt Amount	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Senior Debt Holder	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Rate	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement

Attribute	Source Document(s)
Floor	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Maturity	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Amort	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
In-place Senior Debt Service	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
As Stabilized Senior Debt Service	Loan Agreement, Promissory Note, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Cut-off Date Subordinate Debt/Mezz Loan Bal ($)	Loan Agreement, Mezzanine Loan Agreement, Subordinate Debt Loan Agreement, Servicing Tape provided by the Company, Servicing Screenshot
Subordinate Debt Type	Loan Agreement, Mezzanine Loan Agreement, Subordinate Debt Loan Agreement, B Note
Subordinate Debt Type Interest Rate	Loan Agreement, Mezzanine Loan Agreement, Subordinate Debt Loan Agreement, Servicing Tape provided by the Company, Servicing Screenshot
Permitted Future Debt (Y/N)	Loan Agreement, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
Recycle SPE	Loan Agreement, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement
GeoTier	Underwritten Cash Flow Statement
Lender	Loan Agreement, Deed of Trust, Indenture, Mezzanine Loan Agreement, Mezzanine Promissory Note, Amended Loan Agreement

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
Whole Loan Mortgage Annual Debt Service Payment (IO)	Whole Loan Mortgage Cut-off Date Balance ($) multiplied by Interest Accrual Basis multiplied by Fully Funded Whole Loan Mortgage Rate %
Whole Loan Mortgage Annual Debt Service Payment (P&I)	Whole Loan Mortgage Cut-off Date Balance ($) multiplied by Interest Accrual Basis multiplied by Fully Funded Whole Loan Mortgage Rate %
Whole Loan Mortgage Annual Debt Service Payment (Cap)	Whole Loan Mortgage Cut-off Date Balance ($) multiplied by Interest Accrual Basis multiplied by Whole Loan Mortgage Rate Cap
Mortgage Loan Annual Debt Service Payment (IO)	Product of i) Mortgage Loan Cut-off Date Balance ($) divided by Whole Loan Mortgage Cut-off Date Balance ($), and ii) Whole Loan Mortgage Annual Debt Service Payment (IO)
Mortgage Loan Annual Debt Service Payment (P&I)	Product of i) Mortgage Loan Cut-off Date Balance ($) divided by Whole Loan Mortgage Cut-off Date Balance ($), and ii) Whole Loan Mortgage Annual Debt Service Payment (P&I)
Mortgage Loan Annual Debt Service Payment (Cap)	Product of i) Mortgage Loan Cut-off Date Balance ($) divided by Whole Loan Mortgage Cut-off Date Balance ($), and ii) Whole Loan Mortgage Annual Debt Service Payment (Cap)
Origination Date Future Funding Commitment ($)	Fully Funded Whole Loan Mortgage Original Balance ($) minus Initial Funded Amount ($)
Cut-off Date Future Funding Remaining Balance ($)	Current Fully Funded Whole Loan Mortgage Balance minus Whole Loan Mortgage Cut-off Date Balance ($)
Whole Loan Mortgage % of Total Cut-off Date Balance	Whole Loan Mortgage Cut-off Date Balance ($) divided by the aggregate Whole Loan Mortgage Cut- off Date Balance ($) of all loans related to the Mortgage Loans
Whole Loan Mortgage Cut-off Date Balance (At Risk) ($)	Whole Loan Mortgage Cut-off Date Balance ($) minus the sum of TI/LC Reserve (Cut-off Date) and the Cut-off Date reserve balances of earnout and capital expenditures reserves
Whole Loan Mortgage Balloon Payment ($)	Set to equal Current Fully Funded Whole Loan Mortgage Balance
Mortgage Loan Cut-off Date Balance ($)	Provided by the Company

Attribute	Calculation Methodology
Mortgage Loan % of Total Cut-off Date Balance	Mortgage Loan Cut-off Date Balance ($) divided by the aggregate Mortgage Loan Cut-off Date Balance ($) of all Mortgage Loans
Mortgage Loan Cut-off Date Balance (At Risk) ($)	Mortgage Loan Cut-off Date Balance ($) minus the sum of TI/LC Reserve (Cut-off Date) and the Cut-off Date reserve balances of earnout and capital expenditures reserves
Mortgage Loan Future Funding Cut-off Date Balance ($)	Current Fully Funded Whole Loan Mortgage Balance minus Mortgage Loan Cut-off Date Balance ($)
Mortgage Loan Balloon Balance ($)	Product of i) Whole Loan Mortgage Balloon Payment ($) divided by Current Fully Funded Whole Loan Mortgage Balance, and ii) Whole Loan Mortgage Balloon Payment ($)
Pari Passu	Whole Loan Mortgage Cut-off Date Balance ($) minus Mortgage Loan Cut-off Date Balance ($)
Whole Loan Mortgage Cut-off Date Balance / Unit ($)	Whole Loan Mortgage Cut-off Date Balance ($) divided by No of Units
Whole Loan Mortgage Cut-off Date Balance / Unit (at Risk) ($)	Whole Loan Mortgage Cut-off Date Balance (At Risk) ($) divided by No of Units
Fully Funded Whole Loan Mortgage Cut-off Date Balance / Unit ($)	Current Fully Funded Whole Loan Mortgage Balance divided by No of Units
Whole Loan Mortgage Balloon Payment / Unit ($)	Whole Loan Mortgage Balloon Payment ($) divided by No of Units
Mortgage Loan Cut-off Date Balance / Unit	Set to equal Whole Loan Mortgage Balloon Payment / Unit ($)
Mortgage Loan Cut-off Date Balance (At Risk) / Unit	Mortgage Loan Cut-off Date Balance (At Risk) ($) divided by No of Units
Mortgage Loan Balloon / Unit	Set to equal Whole Loan Mortgage Balloon Payment / Unit ($)
Initial Loan Term (Original)	Number of payments between the Initial Maturity Date and First Payment Date
Cut-off Date Initial Loan Term (Remaining)	Initial Loan Term (Original) minus Cut-off Date Seasoning
Cut-off Date Seasoning	Number of payments between the First Payment Date and Cut-off Date

Attribute	Calculation Methodology
First Extension Fee ($)	First Extension Fee % multiplied by Current Fully Funded Whole Loan Mortgage Balance
First Extension Floor	Set to equal Mortgage Loan Rate Floor if applicable
Second Extension Fee ($)	Second Extension Fee % multiplied by Current Fully Funded Whole Loan Mortgage Balance
Second Extension Floor	Set to equal Mortgage Loan Rate Floor if applicable
Third Extension Fee ($)	Third Extension Fee % multiplied by Current Fully Funded Whole Loan Mortgage Balance
Third Extension Floor	Set to equal Mortgage Loan Rate Floor if applicable
Fourth Extension Fee ($)	Fourth Extension Fee % multiplied by Current Fully Funded Whole Loan Mortgage Balance
Fourth Extension Floor	Set to equal Mortgage Loan Rate Floor if applicable
Fifth Extension Fee ($)	Fifth Extension Fee % multiplied by Current Fully Funded Whole Loan Mortgage Balance
Fifth Extension Floor	Set to equal Mortgage Loan Rate Floor if applicable
Exit Fee ($)	Exit Fee % multiplied by Current Fully Funded Whole Loan Mortgage Balance
Fully Extended Loan Term (Original)	Number of payments between the First Payment Date and Fully Extended Maturity Date
Fully Extended Loan Term (Remaining)	Fully Extended Loan Term (Original) minus Cut-off Date Seasoning
Whole Loan Mortgage Rate Floor	Whole Loan Mortgage Margin % plus the greater of i) Benchmark Floor % and ii) Assumed SOFR
Whole Loan Mortgage Rate Cap	Whole Loan Mortgage Margin % plus Benchmark Cap Strike Price % if applicable
Mortgage Loan Rate Floor	Set to equal Whole Loan Mortgage Rate Floor
Mortgage Loan Rate Cap	Set to equal Whole Loan Mortgage Rate Cap
Fully Funded Whole Loan Mortgage Rate %	The sum of the Whole Loan Mortgage Margin % and Assumed SOFR rounded by the respective rounding factor subject to (i) Whole Loan Mortgage Rate Floor and (ii) Whole Loan Mortgage Rate Cap

Attribute	Calculation Methodology
Fully Funded Mortgage Loan Rate %	Set to equal Fully Funded Whole Loan Mortgage Rate %
Origination Date LTV Ratio	Initial Funded Amount ($) divided by Origination Date Appraised Value
Whole Loan Mortgage Cut-off Date (As-Is) LTV Ratio	Whole Loan Mortgage Cut-off Date Balance ($) divided by As-Is Appraised Value
Whole Loan Mortgage Cut-off Date (At Risk) (As-Is) LTV Ratio	Whole Loan Mortgage Cut-off Date Balance (At Risk) ($) divided by As-Is Appraised Value
Mortgage Loan Cut-off Date (As-Is) LTV Ratio	Set to equal Whole Loan Mortgage Cut-off Date (As- Is) LTV Ratio
Mortgage Loan Cut-off Date (As-Is) (At Risk) LTV Ratio	Set to equal Whole Loan Mortgage Cut-off Date (At Risk) (As-Is) LTV Ratio
Fully Funded Whole Loan Mortgage (Stabilized) LTV Ratio	Current Fully Funded Whole Loan Mortgage Balance divided by Stabilized Appraised Value
Fully Funded Mortgage Loan (Stabilized) LTV Ratio	Set to equal Fully Funded Whole Loan Mortgage (Stabilized) LTV Ratio
Whole Loan Mortgage Maturity Date Stabilized LTV Ratio	Whole Loan Mortgage Balloon Payment ($) divided by Stabilized Appraised Value
Mortgage Loan Maturity Date Stabilized LTV Ratio	Set to equal Whole Loan Mortgage Maturity Date Stabilized LTV Ratio
Whole Loan Mortgage Most Recent NOI DSCR	Most Recent Actual NOI divided by Whole Loan Mortgage Annual Debt Service Payment (P&I)
Whole Loan Mortgage Most Recent NCF DSCR	Most Recent Actual NCF divided by Whole Loan Mortgage Annual Debt Service Payment (P&I)
Cut-off Date Whole Loan Mortgage Most Recent NOI Debt Yield	Most Recent Actual NOI divided by Whole Loan Mortgage Cut-off Date Balance ($)
Cut-off Date Whole Loan Mortgage Most Recent NCF Debt Yield	Most Recent Actual NCF divided by Whole Loan Mortgage Cut-off Date Balance ($)
Mortgage Loan Most Recent NOI DSCR	Set to equal Whole Loan Mortgage Most Recent NOI DSCR
Mortgage Loan Most Recent NCF DSCR	Set to equal Whole Loan Mortgage Most Recent NCF DSCR

Attribute	Calculation Methodology
Cut-off Date Mortgage Loan Most Recent NOI Debt Yield	Set to equal Cut-off Date Whole Loan Mortgage Most Recent NOI Debt Yield
Cut-off Date Mortgage Loan Most Recent NCF Debt Yield	Set to equal Cut-off Date Whole Loan Mortgage Most Recent NCF Debt Yield
Whole Loan Mortgage Underwritten NOI DSCR	Underwritten NOI divided by Whole Loan Mortgage Annual Debt Service Payment (P&I)
Whole Loan Mortgage Underwritten NCF DSCR	Underwritten NCF divided by Whole Loan Mortgage Annual Debt Service Payment (P&I)
Cut-off Date Whole Loan Mortgage Underwritten NOI Debt Yield	Underwritten NOI divided by Whole Loan Mortgage Cut-off Date Balance ($)
Cut-off Date Whole Loan Mortgage (At Risk) Underwritten NOI Debt Yield	Underwritten NOI divided by Whole Loan Mortgage Cut-off Date Balance (At Risk) ($)
Cut-off Date Whole Loan Mortgage Underwritten NCF Debt Yield	Underwritten NCF divided by Whole Loan Mortgage Cut-off Date Balance ($)
Cut-off Date Whole Loan Mortgage (At Risk) Underwritten NCF Debt Yield	Underwritten NCF divided by Whole Loan Mortgage Cut-off Date Balance (At Risk) ($)
Mortgage Loan Underwritten NOI DSCR	Set to equal Whole Loan Mortgage Underwritten NOI DSCR
Mortgage Loan Underwritten NCF DSCR	Set to equal Whole Loan Mortgage Underwritten NCF DSCR
Cut-off Date Mortgage Loan Underwritten NOI Debt Yield	Set to equal Cut-off Date Whole Loan Mortgage Underwritten NOI Debt Yield
Cut-off Date Mortgage Loan (At Risk) Underwritten NOI Debt Yield	Set to equal Cut-off Date Whole Loan Mortgage (At Risk) Underwritten NOI Debt Yield
Cut-off Date Mortgage Loan Underwritten NCF Debt Yield	Set to equal Cut-off Date Whole Loan Mortgage Underwritten NCF Debt Yield
Cut-off Date Mortgage Loan (At Risk) Underwritten NCF Debt Yield	Set to equal Cut-off Date Whole Loan Mortgage (At Risk) Underwritten NCF Debt Yield
Fully Funded Whole Loan Mortgage Appraisal Stabilized NOI DSCR	Appraisal Stabilized NOI divided by the product of i) Fully Funded Whole Loan Mortgage Rate %, ii) Whole Loan Mortgage Balloon Payment ($), and Interest Accrual Basis

Attribute	Calculation Methodology
Fully Funded Whole Loan Mortgage Appraisal Stabilized NCF DSCR	Appraisal Stabilized NCF divided by the product of i) Fully Funded Whole Loan Mortgage Rate %, ii) Whole Loan Mortgage Balloon Payment ($), and Interest Accrual Basis
Fully Funded Whole Loan Mortgage Appraisal Stabilized NOI Debt Yield	Appraisal Stabilized NOI divided by Whole Loan Mortgage Balloon Payment ($)
Fully Funded Whole Loan Mortgage Appraisal Stabilized NCF Debt Yield	Appraisal Stabilized NCF divided by Whole Loan Mortgage Balloon Payment ($)
Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR	Set to equal Fully Funded Whole Loan Mortgage Appraisal Stabilized NOI DSCR
Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR	Set to equal Fully Funded Whole Loan Mortgage Appraisal Stabilized NCF DSCR
Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield	Set to equal Fully Funded Whole Loan Mortgage Appraisal Stabilized NOI Debt Yield
Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield	Set to equal Fully Funded Whole Loan Mortgage Appraisal Stabilized NCF Debt Yield
Cut-off Date Total Debt Balance	Whole Loan Mortgage Cut-off Date Balance ($) plus Cut-off Date Subordinate Debt/Mezz Loan Bal ($)
Cut-off Date Total Debt As-Is LTV	Cut-off Date Total Debt Balance divided by As-Is Appraised Value
Cut-off Date Total Debt Ann Debt Service ($)	Whole Loan Mortgage Annual Debt Service Payment (P&I) plus the product of i) Cut-off Date Subordinate Debt/Mezz Loan Bal ($), ii) Subordinate Debt Type Interest Rate, and iii) Interest Accrual Basis
Cut-off Date Total Debt UW NCF DSCR	Underwritten NCF divided by Cut-off Date Total Debt Ann Debt Service ($)